Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 51.3	$ 42.1
Investment expenses	(1.8)	(1.1)
Net investment income	49.5	41.0
Net realized (losses)/gains on fixed maturity securities, available-for-sale	0.8	(7.4)
Change in net unrealized gains/(losses) on other investments	1.1	(0.5)
Change in provision for expected credit losses	4.0	(1.1)
Net realized and unrealized investment gains/(losses)	5.9	(9.0)
Total realized and unrealized investments gains/(losses) and net investment income	$ 55.4	$ 32.0